DEPOSITS	12 Months Ended
Dec. 31, 2018
DEPOSITS [Abstract]
DEPOSITS
NOTE 8 – DEPOSITS

A summary of interest expense on deposits for the years ended December 31 follows:

	2018	2017	2016
	(In thousands)
Savings and interest bearing checking	$4,146	$1,530	$1,115
Time deposits under $100,000	7,415	2,777	1,628
Time deposits of $100,000 or more	2,917	2,468	2,198
Total	$14,478	$6,775	$4,941

Aggregate time deposits in denominations of $0.25 million or more amounted to $74.0 million and $92.2 million at December 31, 2018 and 2017, respectively.

A summary of the maturity of time deposits at December 31, 2018, follows:

(In thousands)

2019	$555,436
2020	110,637
2021	21,287
2022	12,179
2023	15,531
2024 and thereafter	864
Total	$715,934

Reciprocal deposits represent demand, money market and time deposits from our customers that have been placed through Promontory Interfinancial Network’s Insured Cash Sweep® service and Certificate of Deposit Account Registry Service®. These services allow our customers to access multi-million dollar FDIC deposit insurance on deposit balances greater than the standard FDIC insurance maximum.

A summary of reciprocal deposits at December 31 follows:

	2018	2017
	(In thousands)
Demand	$114,503	$10,146
Money market	8,577	2,846
Time	58,992	37,987
Total	$182,072	$50,979